PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,
	2013	2012
Cost:
Computers, peripheral and scientific equipment	$9	$12
Office furniture and equipment	1	1
	10	13
Accumulated depreciation:
Computers, peripheral and scientific equipment	(9)	(10)
Office furniture and equipment	(1)	(1)
Depreciated cost	$—	$2